Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Professionally Managed Portfolios
Entity Central Index Key	0000811030
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Institutional Class
Shareholder Report [Line Items]
Fund Name	Muzinich Credit Opportunities Fund
Class Name	Institutional Class
Trading Symbol	MZCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Muzinich Credit Opportunities Fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.muzinichusfunds.com/literature. You can also request this information by contacting us at 1-855-MUZINICH (1-855-689-4642).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-MUZINICH (1-855-689-4642)
Additional Information Website	https://www.muzinichusfunds.com/literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$34	0.67%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%
Updated Performance Information Location [Text Block]	Visit https://www.muzinichusfunds.com/literature for more recent performance information.
Net Assets	$ 244,730,599
Holdings Count | $ / shares	345
Investment Company Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$244,730,599
Number of Holdings	345
Portfolio Turnover	86%
SEC Yield (Subsidized)	4.71%
SEC Yield (Unsubsidized)	4.48%

Holdings [Text Block]

Top 10 Issuers	(%)
Ford Motor Credit Co LLC	1.5%
T-Mobile USA Inc	1.4%
General Motors Financial Co Inc	1.4%
Hyundai Capital America	1.1%
United States Treasury Note/Bond	1.1%
United Kingdom Gilt	1.1%
HCA Inc	1.0%
Nasdaq Inc	1.0%
Barclays PLC	0.8%
CaixaBank SA	0.8%

Updated Prospectus Web Address	https://www.muzinichusfunds.com/literature
Supra Institutional Class
Shareholder Report [Line Items]
Fund Name	Muzinich Credit Opportunities Fund
Class Name	Supra Institutional Class
Trading Symbol	MZCSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Muzinich Credit Opportunities Fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.muzinichusfunds.com/literature. You can also request this information by contacting us at 1-855-MUZINICH (1-855-689-4642).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-MUZINICH (1-855-689-4642)
Additional Information Website	https://www.muzinichusfunds.com/literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Supra Institutional Class	$30	0.60%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
Updated Performance Information Location [Text Block]	Visit https://www.muzinichusfunds.com/literature for more recent performance information.
Net Assets	$ 244,730,599
Holdings Count | $ / shares	345
Investment Company Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$244,730,599
Number of Holdings	345
Portfolio Turnover	86%
SEC Yield (Subsidized)	4.80%
SEC Yield (Unsubsidized)	4.57%

Holdings [Text Block]

Top 10 Issuers	(%)
Ford Motor Credit Co LLC	1.5%
T-Mobile USA Inc	1.4%
General Motors Financial Co Inc	1.4%
Hyundai Capital America	1.1%
United States Treasury Note/Bond	1.1%
United Kingdom Gilt	1.1%
HCA Inc	1.0%
Nasdaq Inc	1.0%
Barclays PLC	0.8%
CaixaBank SA	0.8%

Updated Prospectus Web Address	https://www.muzinichusfunds.com/literature
Institutional Class
Shareholder Report [Line Items]
Fund Name	Muzinich Flexible U.S. High Yield income Fund
Class Name	Institutional Class
Trading Symbol	MZHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Muzinich Flexible U.S. High Yield income Fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.muzinichusfunds.com/literature. You can also request this information by contacting us at 1-855-MUZINICH (1-855-689-4642).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-MUZINICH (1-855-689-4642)
Additional Information Website	https://www.muzinichusfunds.com/literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$29	0.58%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%
Updated Performance Information Location [Text Block]	Visit https://www.muzinichusfunds.com/literature for more recent performance information.
Net Assets	$ 47,684,837
Holdings Count | $ / shares	279
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$47,684,837
Number of Holdings	279
Portfolio Turnover	46%
SEC Yield (Subsidized)	7.16%
SEC Yield (Unsubsidized)	6.59%

Holdings [Text Block]

Top 10 Issuers	(%)
First American Treasury Obligations Fund	2.4%
CCO Holdings LLC / CCO Holdings Capital Corp	1.7%
Venture Global LNG Inc	1.6%
Cloud Software Group Inc	1.5%
Crescent Energy Finance LLC	1.3%
Carnival Holdings Bermuda Ltd	1.2%
Burford Capital Global Finance LLC	1.1%
Harvest Midstream I LP	1.1%
Mauser Packaging Solutions Holding Co	1.0%
Icahn Enterprises LP / Icahn Enterprises Finance Corp	1.1%

Updated Prospectus Web Address	https://www.muzinichusfunds.com/literature
Supra Institutional Class
Shareholder Report [Line Items]
Fund Name	Muzinich Flexible U.S. High Yield income Fund
Class Name	Supra Institutional Class
Trading Symbol	MZHSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Muzinich Flexible U.S. High Yield income Fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.muzinichusfunds.com/literature. You can also request this information by contacting us at 1-855-MUZINICH (1-855-689-4642).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-MUZINICH (1-855-689-4642)
Additional Information Website	https://www.muzinichusfunds.com/literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Supra Institutional Class	$29	0.58%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%
Updated Performance Information Location [Text Block]	Visit https://www.muzinichusfunds.com/literature for more recent performance information.
Net Assets	$ 47,684,837
Holdings Count | $ / shares	279
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$47,684,837
Number of Holdings	279
Portfolio Turnover	46%
SEC Yield (Subsidized)	7.16%
SEC Yield (Unsubsidized)	6.59%

Holdings [Text Block]

Top 10 Issuers	(%)
First American Treasury Obligations Fund	2.4%
CCO Holdings LLC / CCO Holdings Capital Corp	1.7%
Venture Global LNG Inc	1.6%
Cloud Software Group Inc	1.5%
Crescent Energy Finance LLC	1.3%
Carnival Holdings Bermuda Ltd	1.2%
Burford Capital Global Finance LLC	1.1%
Harvest Midstream I LP	1.1%
Mauser Packaging Solutions Holding Co	1.0%
Icahn Enterprises LP / Icahn Enterprises Finance Corp	1.1%

Updated Prospectus Web Address	https://www.muzinichusfunds.com/literature
Supra Institutional Class
Shareholder Report [Line Items]
Fund Name	Muzinich Low Duration Fund
Class Name	Supra Institutional Class
Trading Symbol	MZLSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Muzinich Low Duration Fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.muzinichusfunds.com/literature. You can also request this information by contacting us at 1-855-MUZINICH (1-855-689-4642).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-MUZINICH (1-855-689-4642)
Additional Information Website	https://www.muzinichusfunds.com/literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Supra Institutional Class	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Updated Performance Information Location [Text Block]	Visit https://www.muzinichusfunds.com/literature for more recent performance information.
Net Assets	$ 1,077,471,166
Holdings Count | $ / shares	485
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$1,077,471,166
Number of Holdings	485
Portfolio Turnover	34%
SEC Yield (Subsidized)	4.73%
SEC Yield (Unsubsidized)	4.65%

Holdings [Text Block]

Top 10 Issuers	(%)
First American Treasury Obligations Fund	2.0%
Ford Motor Credit Co LLC	1.6%
AIB Group PLC	1.4%
RCI Banque SA	1.1%
CaixaBank SA	1.0%
BPCE SA	1.0%
Hyatt Hotels Corp	1.0%
Bank of Ireland Group PLC	1.0%
Leasys SPA	0.9%
General Motors Financial Co Inc	1.0%

Updated Prospectus Web Address	https://www.muzinichusfunds.com/literature